Financial instruments: classification - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments: classification
Funding - FVA	£ 188	£ 244
Credit - CVA	445	386
Bid - Offer	148	165
Product and deal specific	170	238
Financial instruments valuation adjustments	£ 951	£ 1,033